CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Net income	$ 16,518	99,998	83,309	56,573	$ 8,340	50,498	37,971	16,821
Foreign currency translation adjustments	1,008	6,103	(87)	(751)	176	1,066	(2,585)	(7,019)
Change in fair value of available-for-sale investments	(156)	(945)	1,247	187	(156)	(945)	1,247	187
Comprehensive income attributable to ChinaEdu Corporation shareholders	8,361	50,619	36,633	9,989	8,360	50,619	36,633	9,989
Other comprehensive income (losses), taxes	$ 0	0	0	0	$ 0	0	0	0